SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Impairment of long-lived assets			$ 2,367
Number of reporting units | item	1
Warranty expense (income)	$ 252	139	133
Warranty provision	2,460	2,712
Trade receivables sold	14,306	14,443
Accrued severance pay	6,825	6,914
Severance expense	$ 1,662	$ 2,130	$ 1,964	$ 2,588
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect | shares	3,848,290	5,679,468	6,895,891
Technology and Customer Relations Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	7 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year